Nature of presentation	12 Months Ended
Dec. 31, 2021
Nature of presentation [Abstract]
Nature of presentation
1.	Nature of presentation:

Hut 8 Mining Corp. was incorporated under the laws of the Province of British Columbia on June 9, 2011. The registered office of the Company is located at 745 Thurlow Street, Suite 2400, Vancouver, BC, Canada V6E 0C5 and the headquarters are located at 24 Duncan St., Suite 500, Toronto, ON, Canada, M5V 2B8. The Company’s common shares are listed under the symbol “HUT” on the Toronto Stock Exchange and The Nasdaq Global Select Market.

Hut 8 Mining Corp. and its subsidiaries (the “Company”) are primarily in the business of the mining of digital assets – with an operational focus on utilizing specialized equipment to solve complex computational problems to validate transactions on different blockchains and receiving Bitcoin in return for successful services. Additionally, the Company provides infrastructure solutions related to hosting services to institutional clients, for which services the Company receives monthly fees.